International Equity Portfolio
                            Portfolio of Investments
                                October 31, 1999


   Shares                                       Value
  -------                                   -----------

            COMMON STOCKS AND WARRANTS (99.3%)

            AUSTRALIA (2.6%)

            CONSUMER GOODS
   173,300  Coca-Cola Amatil, Ltd.......     $ 534,885
                                             ---------

            SERVICES
    31,800  Lend Lease Corp..............      365,891
   500,000  Pasminco, Ltd.*..............      478,275
                                             ---------
                                               844,166
                                             ---------

            TELECOMMUNICATIONS
   210,000  Cable and Wireless Optus*....      480,762
                                             ---------
            TOTAL AUSTRALIA .............    1,859,813
                                             ---------

            FINLAND (2.7%)

            MULTI-INDUSTRY
    16,600  Nokia AB.....................    1,899,900
                                             ---------
            TOTAL FINLAND ...............    1,899,900
                                             ---------

            FRANCE (12.1%)

            BANKING
    13,500  Banque National de Paris CI..    1,185,698
                                             ---------

            CAPITAL EQUIPMENT
     8,385  Alcatel Alsthom SA...........    1,309,735
                                             ---------

            ENERGY
    13,135  Total Fina SA................    1,775,362
                                             ---------

            MEDIA
    14,360  Canal Plus...................      996,901
                                             ---------

            PHARMACEUTICALS
    22,000  Rhone Poulenc SA.............    1,231,085
                                             ---------

            SERVICES
     4,300  Accor SA.....................      967,912
     7,200  Suez Lyonn Aise Des Eaux.....    1,162,505
                                             ---------
                                             2,130,417
                                             ---------
            TOTAL FRANCE ................    8,629,198
                                             ---------

            GERMANY (5.0%)

            BANKING
     9,210  Deutsche Pfandbrief-und
              Hypothekenbank AG..........      798,737
                                             ---------

            CAPITAL EQUIPMENT
    44,900  SAP AG ADR...................    1,641,656
                                             ---------

            INSURANCE
     3,832  Allianz AG Registered........    1,166,884
                                             ---------
            TOTAL GERMANY ...............  $ 3,607,277
                                             ---------

            HONG KONG (0.9%)
            TELECOMMUNICATIONS
   214,000  China Telecom................      663,886
                                             ---------
            TOTAL HONG KONG .............      663,886
                                             ---------

            INDIA (0.0%)
            FINANCE
       550  Industrial Credit & Investment
              Corp.......................        1,001
                                             ---------
            TOTAL INDIA .................        1,001
                                             ---------

            IRELAND (2.7%)

            BANKING
    46,200  Allied Irish Banks, Plc......      578,286
                                             ---------

            CONSUMER NON-DURABLES
   547,000  Waterford Wedgewood, Plc.....      581,116
                                             ---------

            PHARMACEUTICALS
    30,000  Elan Corp., Plc. ADR*........      772,500
                                             ---------
            TOTAL IRELAND ...............    1,931,902
                                             ---------

            ITALY (5.0%)
            INSURANCE
    43,500  Assicurazioni Generali.......    1,402,405
                                             ---------

            TELECOMMUNICATIONS
   190,100  Telecom Italia Mobile SpA....    1,190,742
   110,700  Telecom Italia SpA...........      960,745
                                             ---------
                                             2,151,487
                                             ---------
            TOTAL ITALY .................    3,553,892
                                             ---------

            JAPAN (27.5%)
            BANKING
    63,000  Asahi Bank, Ltd..............      559,490
    43,000  Dai Ichi Kangyo Bank.........      589,719
                                             ---------
                                             1,149,209
                                             ---------

            CAPITAL GOODS/DURABLES
   150,000  Fuji Electric Co., Ltd.......      647,358
    24,000  Matsushita Electric Industrial
              Co., Ltd...................      505,227
       160  Matsushita Electric Industrial
              Co., Ltd. (Warrants)*......      106,000
    19,000  Matsushita Electric Works....      184,041
       290  Matsushita Electric Works
              (Warrants)*................       36,250
    27,000  Toyoda Auto Loom.............      525,655
                                             ---------
                                             2,004,531
                                             ---------

            CHEMICALS
    14,000  Shin-Etsu Chemical Co........    $ 577,347
                                             ---------

            COMPUTER SOFTWARE
    11,200  Meitec Corp..................      419,987
                                             ---------

            CONSUMER ELECTRONICS
     3,000  Sony Corp....................      467,824
       300  Sony Corp. (Warrants)*.......      176,250
                                             ---------
                                               644,074
                                             ---------

            CONSUMER GOODS
    33,000  Kirin Brewery Co., Ltd.......      377,884
    38,000  Suzuki Motor Corp............      577,271
                                             ---------
                                               955,155
                                             ---------

            CONSUMER NON-DURABLES
     4,000  Nintendo Co., Ltd............      634,890
                                             ---------

            ELECTRIC COMPONENTS
     3,000  Rohm Co., Ltd................      673,252
       110  Rohm Co., Ltd. (Warrants)*...      177,375
                                             ---------
                                               850,627
                                             ---------
            FINANCE
     4,000  Jafco........................      448,835
     7,000  Orix Corp....................      939,868
                                             ---------
                                             1,388,703
                                             ---------
            INSURANCE
    88,000  Mitsui Marine & Fire.........      583,178
                                             ---------

            MACHINERY/EQUIPMENT
   110,000  Mitsubishi Heavy Industries..      431,476
                                             ---------

            MATERIALS
    14,000  Bridgestone Corp.............      385,346
   160,000  Mitsubishi Materials.........      421,981
   130,000  Sumitomo Metal & Mining......      392,730
    61,400  Tokyo Steel Manufacturing
              Co., Ltd...................      236,131
                                             ---------
                                             1,436,188
                                             ---------
            MULTI-INDUSTRY
   130,374  Prospect Japan Fund*.........    1,212,478
       850  Shohkoh Fund & Co............      487,309
     1,500  Softbank Corp................      622,902
                                             ---------
                                             2,322,689
                                             ---------

            PHARMACEUTICALS
    18,000  Kissei Pharmaceutical Co., Ltd.    345,257
    14,000  Sankyo Co., Ltd..............      398,772
   225,000  Sankyo Co., Ltd. (Warrants)*.      118,087
    16,000  Santen Pharmaceutical Co., Ltd.    361,370
     6,000  Yamanouchi Pharmaceutical
              Co., Ltd...................      272,178
       100  Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)*......      136,250
                                             ---------
                                             1,631,914
                                             ---------

            PRECISION INSTRUMENTS
     8,000  Hoya Corp....................      575,429
                                             ---------

            REAL ESTATE
    10,000  Oriental Land Co., Ltd.......      947,540
                                             ---------

            RETAIL
     7,000  Ito-Yokado Co., Ltd..........      559,893
                                             ---------

            SERVICES
     2,600  Benesse Corp.................      556,056
    16,700  Credit Saison Co., Ltd.......      410,813
    51,000  Daikin Industries, Ltd.......      562,482
   275,000  Kawasaki Kisen Kaisha, Ltd...      551,213
     1,200  Trans Cosmos, Inc............      152,489
                                             ---------
                                             2,233,053
                                             ---------

            UTILITIES
    19,000  Chubu Electric Power Co., Inc.     324,168
                                             ---------
            TOTAL JAPAN .................   19,670,051
                                             ---------

            NETHERLANDS (3.9%)

            CONSUMER GOODS
    19,637  Heineken NV..................    1,001,570
                                             ---------

            FINANCE
    32,400  Fortis Amev NV...............    1,115,436
                                             ---------

            SERVICES
    21,500  Ahold (Kon) NV...............      660,351
                                             ---------
            TOTAL NETHERLANDS ...........    2,777,357
                                             ---------

            SINGAPORE (2.0%)
            BANKING
    63,499  DBS Group Holdings, Ltd......      716,628
                                             ---------

            CONSUMER GOODS
    39,000  Fraser & Neave...............      166,476
                                             ---------

            SERVICES
    49,000  Singapore Airlines*..........      518,487
                                             ---------
            TOTAL SINGAPORE .............    1,401,591
                                             ---------

            SOUTH KOREA (2.4%)
            ELECTRIC COMPONENTS
    14,600  Samsung Electronics, Ltd.,
              GDR........................ $  1,237,350
                                             ---------

            MATERIALS
    15,000  Pohang Iron & Steel Ltd., ADR      500,625
                                             ---------
            TOTAL SOUTH KOREA ...........    1,737,975
                                             ---------

            SPAIN (5.0%)
            BANKING
   117,922  Banco Santander SA...........    1,224,238
                                             ---------

            FINANCE
    74,250  Banco Bilbao Vizcaya SA......      998,116
                                             ---------

            TELECOMMUNICATIONS
    83,533  Telefonica SA................    1,374,196
                                             ---------
            TOTAL SPAIN .................    3,596,550
                                             ---------

            SWEDEN (4.5%)

            CAPITAL EQUIPMENT
    26,720  Atlas Copco..................      705,039
    36,000  Ericsson (LM) Telephone Co.
              Class `B'..................    1,497,082
                                             ---------
                                             2,202,121
                                             ---------
            CONSUMER DURABLES
    49,100  Electrolux AB................      979,134
                                             ---------
            TOTAL SWEDEN ................    3,181,255
                                             ---------

            SWITZERLAND (4.0%)
            BANKING
     4,450  Union Bank of Switzerland AG.    1,294,742
                                             ---------

            PHARMACEUTICALS
     1,047  Novartis AG Registered.......    1,566,070
                                             ---------
            TOTAL SWITZERLAND ...........    2,860,812
                                             ---------

            UNITED KINGDOM (17.7%)

            ENERGY
   195,400  BP Amoco..................... $  1,895,984
   204,000  Shell Transport & Trading
              Co., Plc. .................    1,563,767
                                             ---------
                                             3,459,751
                                             ---------

            FOOD & BEVERAGES
   113,000  Diageo, Plc..................    1,141,941
                                             ---------

            INSURANCE
    63,500  Prudential Corp..............      995,955
                                             ---------

            MEDIA
    46,000  Pearson, Plc.................    1,033,276
                                             ---------

            PHARMACEUTICALS
    51,300  Glaxo Wellcome, Plc..........    1,513,958
                                             ---------

            REAL ESTATE
    93,700  British Land Co., Plc. (The).      673,609
       200  Land Securities, Plc.........        2,498
                                             ---------
                                               676,107
                                             ---------
            SERVICES
   105,000  BAA, Plc.....................      770,373
    83,180  Granada Group................      657,437
    52,000  Railtrack Group, Plc.........    1,052,699
                                             ---------
                                             2,480,509
                                             ---------

            TELECOMMUNICATIONS
    72,600  British Telecom, Plc.........    1,316,434
                                             ---------
            TOTAL UNITED KINGDOM ........   12,617,931
                                             ---------

            TOTAL COMMON STOCKS
              AND WARRANTS
              (identifed cost $58,782,267)  69,990,391
                                             ---------

            TIME DEPOSIT (1.3%)
   957,000  State Street Bank (Cayman)
              4.50%, 11/01/99 (identified
              cost $957,000).............      957,000
                                             ---------
TOTAL INVESTMENTS (identified cost
$59,739,267) (a) ....................................    99.3%      $70,947,391
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......     0.7           503,297
                                                        ----           --------
NET ASSETS  .........................................   100.0%      $71,450,688
                                                         ====          ========

----------
*     non-income producing security
(a) The aggregate cost for federal income tax purposes is $60,347,054, the aggregate gross unrealized appreciation is $12,329,489, and the aggregate gross unrealized depreciation is $1,729,152, resulting in net unrealized appreciation of $10,600,387.


                       See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1999



ASSETS:
   Investments in securities, at value
     (identified cost $59,739,267) (Note 1) ...   $70,947,391
   Cash (including $62,621 in foreign currency)        62,087
   Receivables for:
      Investments sold ........................       835,178
      Contributions ...........................     1,630,910
   Dividends and other receivables ............       106,988
   Deferred organizational expense (Note 1) ...           372
                                                  -----------

        Total Assets ..........................    73,582,926
                                                  -----------

LIABILITIES:
   Payables for:
      Investments purchased ...................     2,065,410
      Administration fee (Note 2) .............         2,021
      Expense reimbursement fee (Note 2) ......        48,795
      Foreign withholding taxes ...............        16,012
                                                  -----------

        Total Liabilities .....................     2,132,238
                                                  -----------

Net Assets ....................................   $71,450,688
                                                  ===========

Net Assets Consist of:
     Paid-in capital ..........................   $60,243,640
     Net unrealized appreciation ..............    11,207,048
                                                  -----------

Net Assets ....................................   $71,450,688
                                                  ===========


                       See Notes to Financial Statements

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1999

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $152,955)   $   719,348
         Interest .............................................        48,545
                                                                  -----------
            Total Income ......................................       767,893
                                                                  -----------

      Expenses:
         Expense reimbursement fee (Note 2) ...................       553,400
         Administrative fee (Note 2) ..........................        23,114
         Amortization of organization expenses (Note 1) .......           887
                                                                  -----------
             Total Expenses ...................................       577,401
                                                                  -----------
             Net Investment Income ............................       190,492
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange
         transactions .........................................    10,563,181
      Net change in unrealized appreciation on investments
         and foreign currency transactions ....................     6,673,316
                                                                  -----------
         Net Realized and Unrealized Gain .....................    17,236,497
                                                                  -----------
      Net Increase in Net Assets Resulting from Operations ....   $17,426,989
                                                                  ===========

                        See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                        For the years ended October 31,
                                                       ---------------------------------
                                                             1999             1998
                                                         ------------   --------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ..........................   $    190,492    $    384,603
      Net realized gain on investments and foreign
         exchange transactions .......................     10,563,181         933,148
      Net change in unrealized appreciation on
         investments and foreign currency translations      6,673,316       4,125,305
                                                         ------------    ------------
        Net increase in net assets resulting from
          operations .................................     17,426,989       5,443,056
                                                         ------------    ------------
  Capital transactions:
      Proceeds from contributions ....................     31,843,108      35,422,813
      Value of withdrawals ...........................    (44,451,990)    (20,271,095)
                                                         ------------    ------------
        Net increase (decrease) in net assets
           resulting from
           capital transactions ......................    (12,608,882)     15,151,718
                                                         ------------    ------------
          Total increase in net assets ...............      4,818,107      20,594,774
NET ASSETS:
  Beginning of year ..................................     66,632,581      46,037,807
                                                         ------------    ------------
  End of year ........................................   $ 71,450,688    $ 66,632,581
                                                         ============    ============


                        See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                       Selected per share data and ratios
                 for a share outstanding throughout each period


                                                                                            For the period
                                                                                             April 1, 1995
                                                For the year ended October 31,             (commencement of
                                       ------------------------------------------------     operations) to
                                         1999         1998         1997         1996       October 31, 1995
                                       ---------    ---------    ---------    ---------    ----------------
Ratios/Supplemental Data:
  Net assets, end of year
     (000's omitted)..............     $71,451       $66,633      $46,038      $39,484         $28,191
  Expenses as a
     percentage of
     average net assets...........        0.87%         0.76%        0.90%        0.90%           0.90%1
  Ratio of net investment
     income to average
     net assets...................        0.29%         0.56%        0.63%        0.68%           1.25%1
   Portfolio turnover rate........          86%           89%          85%          56%             23%

----------
1     Annualized.


                       See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS



      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or

                         INTERNATIONAL EQUITY PORTFOLIO
      shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.


            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            F.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1999, the Portfolio incurred $23,114 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the year ended October 31, 1999, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $562,608, including $429,256 in investment advisory fees, in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the year ended October 31, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $54,084,764 and $66,705,612, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          Independent Auditors' Report



Trustees and Investors
International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio as of October 31, 1999, the related statement of operations, the statement of changes in net assets for the years ended October 31, 1999, and 1998, and the financial highlights for each of the years in the five-year period ended October 31, 1999 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Equity Portfolio at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts
December 17, 1999